Ultra Short Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
1 / June 2024
Issues
Maturity
Date
Principal
Amount Value
BONDS – 114.17%
ASSET-BACKED SECURITIES — 8.08%**
Aligned Data Centers Issuer LLC,
Series 2021-1A, Class A2
1.94% 08/15/46
1
$ 240,000 $ 221,144
AmeriCredit Automobile Receivables Trust,
Series 2022-2, Class C
5.32% 04/18/28 320,000 319,213
AMMC CLO XI Ltd.,
Series 2012-11A, Class A1R2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.27%)
6.60% 04/30/31
1,2,3
133,203 133,304
Barings CLO Ltd.,
Series 2018-4A, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
6.48% 10/15/30
1,2,3
275,000 275,063
Dryden 40 Senior Loan Fund,
Series 2015-40A, Class AR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
6.47% 08/15/31
1,2,3
246,902 247,100
Flatiron CLO 17 Ltd.,
Series 2017-1A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.24%)
6.56% 05/15/30
1,2,3
128,951 129,066
GoldenTree Loan Management U.S. CLO 4 Ltd.,
Series 2019-4A, Class ARR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
6.47% 04/24/31
1,2,3
250,000 250,112
Hotwire Funding LLC,
Series 2024-1A, Class A2
5.89% 06/20/54
1
140,000 142,126
HPS Loan Management Ltd.,
Series 13A-18, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.13%)
6.46% 10/15/30
1,2,3
250,000 250,069
Madison Park Funding XXIX Ltd.,
Series 2018-29A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.18%)
6.51% 10/18/30
1,2,3
244,759 245,063
Navient Private Education Refi Loan Trust,
Series 2021-CA, Class A
1.06% 10/15/69
1
318,838 281,086
Navient Private Education Refi Loan Trust,
Series 2021-FA, Class A
1.11% 02/18/70
1
206,053 176,589
OCP CLO Ltd.,
Series 2014-6A, Class A1R2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
6.47% 10/17/30
1,2,3
250,000 250,025
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Palmer Square Loan Funding Ltd.,
Series 2022-3A, Class A1BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.40%)
6.73% 04/15/31
1,2,3
$ 250,000 $ 250,283
Regatta XIV Funding Ltd.,
Series 2018-3A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.10%)
6.43% 10/25/31
1,2,3
320,000 320,400
Vantage Data Centers Issuer LLC,
Series 2021-1A, Class A2
2.17% 10/15/46
1
200,000 183,700
Voya CLO Ltd.,
Series 2015-3A, Class A1R3
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
6.47% 10/20/31
1,2,3
250,000 250,239
Total Asset-Backed Securities
(Cost $3,943,498) 3,924,582
CORPORATES — 25.01%*
Banking — 7.79%
Bank of America Corp.
3.42% 12/20/28
4
70,000 65,830
Bank of America Corp.
(MTN)
3.82% 01/20/28
4
985,000 949,614
HSBC Holdings PLC
(United Kingdom)
2.01% 09/22/28
2,4
85,000 76,375
2.10% 06/04/26
2,4
180,000 174,041
JPMorgan Chase & Co.
1.04% 02/04/27
4
1,185,000 1,104,451
Lloyds Banking Group PLC
(United Kingdom)
1.63% 05/11/27
2,4
125,000 116,146
PNC Financial Services Group, Inc. (The)
5.58% 06/12/29
4
55,000 55,623
6.62% 10/20/27
4
40,000 40,978
Santander UK Group Holdings PLC
(United Kingdom)
1.67% 06/14/27
2,4
105,000 97,100
U.S. Bancorp
4.65% 02/01/29
4
200,000 195,864
Wells Fargo & Co.
(MTN)
2.16% 02/11/26
4
930,000 909,974
3,785,996
Communications — 0.42%
Altice France SA
(France)
5.50% 10/15/29
1,2
11,000 7,268
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75% 03/01/30
1
5,000 4,335

Ultra Short Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 2
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
T-Mobile USA, Inc.
2.25% 02/15/26 $ 200,000 $ 190,147
201,750
Consumer Discretionary — 0.88%
Imperial Brands Finance PLC
(United Kingdom)
6.13% 07/27/27
1,2
135,000 137,376
Spectrum Brands, Inc.
3.88% 03/15/31
1
4,000 3,344
WarnerMedia Holdings, Inc.
3.76% 03/15/27 300,000 284,617
425,337
Diversified REITs — 1.36%
American Tower Corp.
5.25% 07/15/28 250,000 249,744
Crown Castle, Inc.
3.80% 02/15/28 135,000 127,990
VICI Properties LP/VICI Note Co., Inc.
5.75% 02/01/27
1
285,000 285,250
662,984
Electric — 1.48%
Alliant Energy Finance LLC
5.95% 03/30/29
1
135,000 138,262
Eversource Energy
2.90% 03/01/27 200,000 187,932
FirstEnergy Pennsylvania Electric Co.
4.00% 04/15/25
1
250,000 246,141
4.15% 04/15/25
1
150,000 147,872
720,207
Energy — 1.01%
Southern Co. Gas Capital Corp.
3.88% 11/15/25 500,000 489,135
Finance — 5.79%
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust
(Ireland)
2.45% 10/29/26
2
300,000 279,950
Air Lease Corp.
3.63% 04/01/27 200,000 191,249
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
1,2
283,000 254,579
Citigroup, Inc.
1.46% 06/09/27
4
815,000 755,748
Goldman Sachs Group, Inc. (The)
1.54% 09/10/27
4
405,000 372,087
Morgan Stanley
0.99% 12/10/26
4
605,000 566,072
Morgan Stanley
(GMTN)
1.51% 07/20/27
4
225,000 208,112
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
Nationwide Building Society
(United Kingdom)
2.97% 02/16/28
1,2,4
$ 200,000 $ 187,427
2,815,224
Health Care — 1.96%
1375209 BC Ltd.
(Canada)
9.00% 01/30/28
1,2
35,000 33,725
Amgen, Inc.
5.15% 03/02/28 195,000 195,039
Bayer U.S. Finance LLC
6.25% 01/21/29
1
220,000 224,666
Grifols SA
(Spain)
4.75% 10/15/28
1,2
35,000 30,210
HCA, Inc.
5.38% 02/01/25 175,000 174,453
5.88% 02/15/26 250,000 250,429
ModivCare , Inc.
5.88% 11/15/25
1
45,000 45,661
954,183
Health Care REITs — 0.42%
Healthcare Realty Holdings LP
3.63% 01/15/28 220,000 203,958
Industrials — 1.09%
Amcor Flexibles North America, Inc.
4.00% 05/17/25 300,000 295,681
Ardagh Packaging Finance PLC/ Ardagh Holdings USA, Inc.
(Canada)
4.13% 08/15/26
1,2
10,000 8,689
Berry Global, Inc.
5.50% 04/15/28 225,000 224,708
529,078
Insurance — 0.77%
Nationwide Mutual Insurance Co.
7.89% 12/15/24
1,4
370,000 372,040
Materials — 0.72%
International Flavors & Fragrances, Inc.
1.83% 10/15/27
1
390,000 348,493
Services — 0.64%
Adtalem Global Education, Inc.
5.50% 03/01/28
1
10,000 9,618
Global Payments, Inc.
2.15% 01/15/27 300,000 277,773
Worldline SA
(France)
0.00% 07/30/25
2,5
200 24,172
311,563
Specialized REITs — 0.68%
Extra Space Storage LP
3.88% 12/15/27 205,000 195,681

Ultra Short Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
3 / June 2024
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Specialized REITs (continued)
5.70% 04/01/28 $ 135,000 $ 136,524
332,205
Total Corporates
(Cost $12,120,587) 12,152,153
MORTGAGE-BACKED — 47.41%**
Non-Agency Commercial Mortgage-Backed — 6.94%
BPR Trust,
Series 2021-WILL, Class A
(CME Term SOFR 1-Month plus 1.86%)
7.19% 06/15/38
1,3
199,398 199,039
BPR Trust,
Series 2022-OANA, Class A
(CME Term SOFR 1-Month plus 1.90%)
7.23% 04/15/37
1,3
152,000 152,488
BX Commercial Mortgage Trust,
Series 2021-21M, Class A
(CME Term SOFR 1-Month plus 0.84%)
6.17% 10/15/36
1,3
134,983 133,191
BX Commercial Mortgage Trust,
Series 2021-VINO, Class A
(CME Term SOFR 1-Month plus 0.77%)
6.10% 05/15/38
1,3
144,190 142,415
BX Commercial Mortgage Trust,
Series 2021-XL2, Class A
(CME Term SOFR 1-Month plus 0.80%)
6.13% 10/15/38
1,3
140,782 139,077
BX Commercial Mortgage Trust,
Series 2022-CSMO, Class A
(CME Term SOFR 1-Month plus 2.11%)
7.44% 06/15/27
1,3
205,000 205,200
BX,
Series 2021-MFM1, Class A
(CME Term SOFR 1-Month plus 0.81%)
6.14% 01/15/34
1,3
154,785 153,512
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class B
(CME Term SOFR 1-Month plus 1.55%)
6.88% 12/15/37
1,3
150,000 149,851
Citigroup Commercial Mortgage Trust,
Series 2021-PRM2, Class A
(CME Term SOFR 1-Month plus 1.06%)
6.39% 10/15/38
1,3
152,000 150,603
Fontainebleau Miami Beach Trust,
Series 2019-FBLU, Class A
3.14% 12/10/36
1
150,000 147,679
FS Rialto,
Series 2019-FL1, Class A
(Cayman Islands)
(CME Term SOFR 1-Month plus 1.31%)
6.64% 12/16/36
1,2,3
178,474 178,492
Great Wolf Trust,
Series 2024-WOLF, Class A
(CME Term SOFR 1-Month plus 1.54%)
6.87% 03/15/39
1,3
152,000 151,914
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
GS Mortgage Securities Corp. Trust,
Series 2023-FUN, Class A
(CME Term SOFR 1-Month plus 2.09%)
7.42% 03/15/28
1,3
$ 125,000 $ 125,254
HILT COMMERCIAL Mortgage Trust,
Series 2024-ORL, Class A
(CME Term SOFR 1-Month plus 1.54%)
6.87% 05/15/37
1,3
100,000 99,817
Hilton USA Trust,
Series 2016-HHV, Class A
3.72% 11/05/38
1
103,000 98,155
INTOWN Mortgage Trust,
Series 2022-STAY, Class A
(CME Term SOFR 1-Month plus 2.49%)
7.82% 08/15/39
1,3
150,000 150,692
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C26, Class A3
3.23% 01/15/48 171,420 170,068
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-NINE, Class A
2.95% 09/06/38
1,4
163,000 152,982
MF1 Ltd.,
Series 2020-FL4, Class A
(CME Term SOFR 1-Month plus 1.81%)
7.14% 11/15/35
1,3
172,344 172,644
NRTH Mortgage Trust,
Series 2024-PARK, Class A
(CME Term SOFR 1-Month plus 1.64%)
6.97% 03/15/41
1,3
150,000 149,884
PGA Trust,
Series 2024-RSR2, Class A
(CME Term SOFR 1-Month plus 1.89%)
7.22% 06/15/39
1,3
173,000 172,549
WB Commercial Mortgage Trust,
Series 2024-HQ, Class A
6.13% 03/15/40
1,4
177,000 177,057
3,372,563
Non-Agency Mortgage-Backed — 9.13%
Aames Mortgage Trust,
Series 2002-1, Class A3 (STEP-reset date 08/25/24)
7.40% 06/25/32 8,033 7,859
Adjustable Rate Mortgage Trust,
Series 2005-1, Class 1A1
5.47% 05/25/35
4
14,512 14,217
Ajax Mortgage Loan Trust,
Series 2019-F, Class A1 (STEP-reset date 07/25/24)
2.86% 07/25/59
1
115,937 109,426
Alternative Loan Trust,
Series 2004-J6, Class 2A1
6.50% 11/25/31 15,176 14,727
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-
Through Certificates,
Series 2005-R10, Class M3
(CME Term SOFR 1-Month plus 0.79%)
6.13% 01/25/36
3
277,429 272,194

Ultra Short Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 4
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-
Through Certificates,
Series 2005-R3, Class M4
(CME Term SOFR 1-Month plus 1.04%)
6.39% 05/25/35
3
$ 149,815 $ 147,850
Banc of America Funding Trust,
Series 2003-2, Class 1A1
6.50% 06/25/32 2,382 2,341
Citigroup Mortgage Loan Trust,
Series 2007-AMC4, Class A2D
(CME Term SOFR 1-Month plus 0.38%)
5.73% 05/25/37
3
116,619 114,657
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH4, Class M2
(CME Term SOFR 1-Month plus 0.55%)
5.89% 11/25/36
3
435,733 427,746
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-AR31, Class 4A2
6.25% 11/25/32
4
14,092 13,987
First Franklin Mortgage Loan Trust,
Series 2005-FF8, Class M2
(CME Term SOFR 1-Month plus 0.89%)
6.24% 09/25/35
3
285,541 283,976
First Franklin Mortgage Loan Trust,
Series 2006-FFH1, Class M1
(CME Term SOFR 1-Month plus 0.67%)
6.01% 01/25/36
3
467,818 451,593
GSAMP Trust,
Series 2005-HE5, Class M3
(CME Term SOFR 1-Month plus 0.80%)
6.15% 11/25/35
3
74,875 74,153
HSI Asset Securitization Corp. Trust,
Series 2006-OPT2, Class M2
(CME Term SOFR 1-Month plus 0.70%)
6.04% 01/25/36
3
251,368 246,067
IndyMac Index Mortgage Loan Trust,
Series 2004-AR6, Class 6A1
5.65% 10/25/34
4
67,293 61,222
JPMorgan Mortgage Trust,
Series 2005-A2, Class 9A1
6.13% 04/25/35
4
33,386 32,221
MASTR Adjustable Rate Mortgages Trust,
Series 2004-12, Class 5A1
5.66% 10/25/34
4
7,728 7,380
MASTR Adjustable Rate Mortgages Trust,
Series 2007-1, Class I2A1
(CME Term SOFR 1-Month plus 0.43%)
5.78% 01/25/47
3
8,923 8,916
MASTR Seasoned Securitization Trust,
Series 2004-1, Class 4A1
6.22% 10/25/32
4
14,776 14,227
Merrill Lynch Mortgage Investors Trust,
Series 2003-A1, Class 2A
(TSFR12M plus 2.34%)
7.57% 12/25/32
3
90,900 88,319
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MortgageIT Trust,
Series 2005-1, Class 1A1
(CME Term SOFR 1-Month plus 0.75%)
6.10% 02/25/35
3
$ 289,230 $ 287,151
Ownit Mortgage Loan Trust,
Series 2006-3, Class A2D
(CME Term SOFR 1-Month plus 0.65%)
6.00% 03/25/37
3
370,392 348,758
Park Place Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2004-WHQ2, Class M4
(CME Term SOFR 1-Month plus 1.69%)
7.03% 02/25/35
3
251,451 244,195
PRPM LLC,
Series 2021-3, Class A1 (STEP-reset date 07/25/24)
4.87% 04/25/26
1
168,345 166,379
Residential Asset Mortgage Products Trust,
Series 2004-SL1, Class A2
8.50% 11/25/31 34,265 11,286
Residential Asset Securities Corp.,
Series 2006-KS3, Class M1
(CME Term SOFR 1-Month plus 0.44%)
5.95% 04/25/36
3
172,135 170,046
Residential Asset Securitization Trust,
Series 2004-IP2, Class 2A1
4.07% 12/25/34
4
47,367 40,962
Soundview Home Loan Trust,
Series 2005-OPT1, Class M2
(CME Term SOFR 1-Month plus 0.79%)
6.13% 06/25/35
3
322,425 314,768
Structured Asset Investment Loan Trust,
Series 2005-HE3, Class M1
(CME Term SOFR 1-Month plus 0.83%)
6.18% 09/25/35
3
64,765 63,810
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-EQ1A, Class A1
(CME Term SOFR 1-Month plus 0.38%)
5.73% 07/25/36
1,3
40,103 39,938
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-OPT1, Class A1
(CME Term SOFR 1-Month plus 0.29%)
5.64% 04/25/36
3
25,432 25,354
Terwin Mortgage Trust,
Series 2006-5, Class 1A2B
(CME Term SOFR 1-Month plus 0.53%)
5.88% 07/25/37
1,3
232,697 230,726
Terwin NIMs Trust,
Series 2004-13AL, Class 2PX (IO)
0.34% 08/25/34
1,6,7
832,943 9,203
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR6, Class A
(Federal Reserve US 12-Month Cumulative Average plus
1.40%)
6.55% 06/25/42
3
7,846 7,143

Ultra Short Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
5 / June 2024
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates,
Series 2003-AR6, Class A1
7.27% 06/25/33
4
$ 20,153 $ 19,318
WaMu Mortgage Pass-Through Certificates,
Series 2005-4, Class CB13
(CME Term SOFR 1-Month plus 0.61%)
5.50% 06/25/35
3
72,063 61,010
4,433,125
U.S. Agency Commercial Mortgage-Backed — 3.36%
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ34, Class A1
0.68% 06/25/26 116,488 112,870
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KS07, Class X (IO)
0.73% 09/25/25
4
3,273,400 23,246
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series Q004, Class AFL
(Federal Reserve US 12-Month Cumulative Average plus
0.74%)
5.91% 05/25/44
3
88,130 87,625
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series Q010, Class APT1
6.98% 04/25/46
4
27,210 27,294
Ginnie Mae,
Series 2008-92, Class E
5.56% 03/16/44
4
63,532 63,124
Ginnie Mae,
Series 2010-159, Class D
4.56% 09/16/44
4
94,545 93,160
Ginnie Mae,
Series 2011-165, Class IO (IO)
0.00% 10/16/51
4
2,049,761 21
Ginnie Mae,
Series 2011-92, Class C
3.73% 04/16/52
4
847,302 798,436
Ginnie Mae,
Series 2012-135, Class IO (IO)
0.34% 01/16/53
4
1,549,577 15,165
Ginnie Mae,
Series 2014-157, Class C
3.15% 10/16/54
4
433,385 412,765
1,633,706
U.S. Agency Mortgage-Backed — 27.98%
Fannie Mae Pool 254548
5.50% 12/01/32 37,701 38,283
Fannie Mae Pool 555098
(RFUCCT1Y plus 1.62%)
5.87% 11/01/32
3
4,651 4,657
Fannie Mae Pool 555424
5.50% 05/01/33 25,922 26,252
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 655133
7.00% 08/01/32 $ 4,613 $ 4,633
Fannie Mae Pool 655151
7.00% 08/01/32 3,324 3,313
Fannie Mae Pool 762525
6.50% 11/01/33 7,582 7,520
Fannie Mae Pool 770900
(RFUCCT1Y plus 1.55%)
6.93% 04/01/34
3
41,273 41,359
Fannie Mae Pool AE0443
6.50% 10/01/39 33,654 34,733
Fannie Mae Pool AL0851
6.00% 10/01/40 28,454 29,479
Fannie Mae REMICS,
Series 2001-42, Class SB
(-16.00 X SOFR30A plus 126.17%, 8.50% Cap)
8.50% 09/25/31
3
461 455
Fannie Mae REMICS,
Series 2001-60, Class OF
(SOFR30A plus 1.06%)
6.40% 10/25/31
3
34,809 35,203
Fannie Mae REMICS,
Series 2002-30, Class FB
(SOFR30A plus 1.11%)
6.45% 08/25/31
3
31,426 31,574
Fannie Mae REMICS,
Series 2003-124, Class TS
(-14.00 X SOFR30A plus 99.20%, 9.80% Cap)
9.80% 01/25/34
3
5,748 5,750
Fannie Mae REMICS,
Series 2004-60, Class FW
(SOFR30A plus 0.56%)
5.90% 04/25/34
3
61,176 61,097
Fannie Mae REMICS,
Series 2004-96, Class MT
(-17.50 X SOFR30A plus 123.12%, 7.00% Cap)
7.00% 12/25/34
3
10,049 9,176
Fannie Mae REMICS,
Series 2005-73, Class DF
(SOFR30A plus 0.36%)
5.70% 08/25/35
3
46,001 45,548
Fannie Mae REMICS,
Series 2007-68, Class SC (IO)
(-1.00 X SOFR30A plus 6.59%, 6.70% Cap)
1.25% 07/25/37
3
41,908 3,928
Fannie Mae REMICS,
Series 2010-109, Class PF
(SOFR30A plus 0.51%)
5.85% 10/25/40
3
26,310 26,034
Fannie Mae REMICS,
Series 2010-26, Class S (IO)
(-1.00 X SOFR30A plus 6.12%, 6.23% Cap)
0.78% 11/25/36
3
158,167 13,751

Ultra Short Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 6
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2010-95, Class FB
(SOFR30A plus 0.51%)
5.85% 09/25/40
3
$ 28,233 $ 28,032
Fannie Mae REMICS,
Series 2011-47, Class GF
(SOFR30A plus 0.68%)
6.02% 06/25/41
3
522,412 519,380
Fannie Mae REMICS,
Series 2018-79, Class FA
(SOFR30A plus 0.36%)
5.70% 11/25/48
3
36,794 36,094
Fannie Mae REMICS,
Series 2019-79, Class FA
(SOFR30A plus 0.61%)
5.95% 01/25/50
3
88,090 86,606
Fannie Mae REMICS,
Series 2020-10, Class FA
(SOFR30A plus 0.61%)
5.95% 03/25/50
3
249,917 246,194
Freddie Mac REMICS,
Series 2368, Class AF
(SOFR30A plus 1.06%)
6.40% 10/15/31
3
26,585 26,798
Freddie Mac REMICS,
Series 2733, Class FB
(SOFR30A plus 0.71%)
6.05% 10/15/33
3
249,394 247,717
Freddie Mac REMICS,
Series 3085, Class FW
(SOFR30A plus 0.81%)
6.15% 08/15/35
3
170,931 167,065
Freddie Mac REMICS,
Series 3300, Class FA
(SOFR30A plus 0.41%)
5.75% 08/15/35
3
159,080 156,905
Freddie Mac REMICS,
Series 3325, Class NF
(SOFR30A plus 0.41%)
5.75% 08/15/35
3
31,957 31,520
Freddie Mac REMICS,
Series 3895, Class BF
(SOFR30A plus 0.61%)
5.95% 07/15/41
3
103,924 102,534
Freddie Mac Strips,
Series 263, Class F5
(SOFR30A plus 0.61%)
5.95% 06/15/42
3
131,364 130,279
Ginnie Mae (TBA)
4.50% 07/15/54 775,000 736,768
5.00% 07/15/54 625,000 608,649
5.50% 07/15/54 300,000 297,704
Ginnie Mae II Pool 80546
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
3.75% 10/20/31
3
3,310 3,263
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool 80610
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
3.88% 06/20/32
3
$ 46,164 $ 46,050
Ginnie Mae II Pool 80614
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
3.63% 07/20/32
3
4,587 4,544
Ginnie Mae II Pool 80687
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
3.88% 04/20/33
3
37,437 36,939
Ginnie Mae II Pool 8684
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
3.63% 08/20/25
3
2,331 2,315
Ginnie Mae II Pool MA0331
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
3.63% 08/20/42
3
36,816 36,596
Ginnie Mae,
Series 2004-2, Class FW
(CME Term SOFR 1-Month plus 1.51%)
6.84% 01/16/34
3
220,153 220,627
Ginnie Mae,
Series 2009-92, Class FC
(CME Term SOFR 1-Month plus 0.91%)
6.24% 10/16/39
3
54,081 54,352
Ginnie Mae,
Series 2010-19, Class FD
(CME Term SOFR 1-Month plus 0.56%)
5.89% 07/16/39
3
6,204 6,213
Ginnie Mae,
Series 2011-70, Class IL (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.99%, 0.60% Cap)
0.60% 06/16/37
3
856,475 2,586
Ginnie Mae,
Series 2023-113, Class FD
(SOFR30A plus 1.35%)
6.50% 08/20/53
3
498,944 500,435
Ginnie Mae,
Series 2023-116, Class FL
(SOFR30A plus 1.15%)
6.48% 08/20/53
3
458,026 459,950
Ginnie Mae,
Series 2024-51, Class F
(SOFR30A plus 1.00%)
6.33% 03/20/54
3
498,423 498,905
Ginnie Mae,
Series 2024-51, Class PF
(SOFR30A plus 1.00%)
6.33% 03/20/54
3
598,279 598,850
Ginnie Mae,
Series 2024-51, Class TF
(SOFR30A plus 1.00%)
6.33% 03/20/54
3
498,644 499,115

Ultra Short Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
7 / June 2024
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
UMBS (TBA)
3.50% 07/15/39 $ 425,000 $ 401,833
4.00% 07/01/39 750,000 721,576
4.00% 07/01/54 850,000 777,871
4.50% 07/15/39 1,625,000 1,589,779
4.50% 07/01/54 825,000 777,915
5.00% 07/15/39 1,650,000 1,635,680
5.00% 07/01/54 650,000 628,253
5.50% 07/01/54 250,000 246,552
13,595,189
Total Mortgage-Backed
(Cost $23,470,930) 23,034,583
MUNICIPAL BONDS — 0.38%*
Massachusetts — 0.38%
Commonwealth of Massachusetts Revenue Bonds, Series B
4.11% 07/15/31 187,937 183,637
Total Municipal Bonds
(Cost $183,735)
U.S. TREASURY SECURITIES — 33.29%
U.S. Agency Discount Notes — 3.83%
U.S. International Development Finance Corp.,
Series 2
1.49% 08/15/31 2,100,540 1,861,042
U.S. Treasury Notes — 29.46%
U.S. Treasury Notes
4.63% 06/15/27 890,000 892,677
U.S. Treasury Notes (WI)
4.25% 06/30/29 3,128,000 3,114,987
4.50% 05/31/29 826,000 831,711
4.63% 06/30/26 9,490,000 9,473,133
14,312,508
Total U.S. Treasury Securities
(Cost $16,427,377) 16,173,550
Total Bonds — 114.17%
(Cost $56,146,127)
55,468,505
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 8.47%
Money Market Funds — 6.86%
Dreyfus Government Cash Management Fund
5.19%
8
1,492,000 1,492,000
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
5.22%
8
1,839,000 1,839,000
3,331,000
Issues
Maturity
Date
Principal
Amount/Shares Value
SHORT-TERM INVESTMENTS (continued)
U.S. Treasury Bills — 1.61%
U.S. Treasury Bills
5.29%
9
11/14/24 $ 800,000 $ 784,437
Total Short-Term Investments
(Cost $4,115,433) 4,115,437
Total Investments - 122.64%
(Cost $60,261,560) 59,583,942
Liabilities in Excess of Other Assets - (22.64)% (11,000,484)
Net Assets - 100.00% $ 48,583,458
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Foreign denominated security issued by foreign domiciled entity.
3
Floating rate security. The rate disclosed was in effect at June 30, 2024.
4
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
5
Zero coupon bond. The rate shown is the effective yield as of June 30, 2024.
6
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
7
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $9,203, which is 0.02% of total net assets.
8
Represents the current yield as of June 30, 2024.
9
Represents annualized yield at date of purchase.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(CLO): Collateralized Loan Obligation
(EUR): Euro
(GMTN): Global Medium-Term Note
(IO): Interest Only
(MTN): Medium-Term Note
(REIT): Real Estate Investment Trust
(RFUCCT): Refinitiv USD IBOR Consumer Cash Fallback
(SOFR): Secured Overnight Financing Rate
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(TSFR): Term Secured Overnight Financing Rate
(WI): When Issued

Ultra Short Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 8
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
FOREIGN CURRENCY EXCHANGE CONTRACT
EUR 379,400 USD 405,585 Citibank N.A. 07/12/24 $ 1,313
USD 438,498 EUR 401,500 Citibank N.A. 07/12/24 7,898
NET UNREALIZED APPRECIATION $ 9,211
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two-Year Note 111 09/30/24 $ 22,668,281 $ 47,041 $ 47,041
Euro-Schatz Future 1 09/06/24 113,284 497 497
22,781,565 47,538 47,538
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Five-Year Note 121 09/30/24 (12,895,954) (56,846) (56,846)
U.S. Treasury Ten-Year Ultra Bond 18 09/19/24 (2,043,563) (22,534) (22,534)
U.S. Treasury Ultra Bond 2 09/19/24 (250,688) (2,784) (2,784)
(15,190,205) (82,164) (82,164)
TOTAL FUTURES CONTRACTS $ 7,591,360 $ (34,626) $ (34,626)

Ultra Short Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
9 / June 2024
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board" or the "Board of Trustees") has designated the Adviser as the "valuation designee" with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods used by the Adviser included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as
Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods used by the Adviser, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Adviser would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Ultra Short Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 10
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of June 30,
2024 is as follows:
ULTRA SHORT BOND FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 3,331,000 $ — $ — $ 3,331,000
U.S. Treasury Bills 784,437 — — 784,437
Long-Term Investments:
Asset-Backed Securities — 3,924,582 — 3,924,582
Corporates — 12,152,153 — 12,152,153
Mortgage-Backed Securities — 23,025,380 9,203 23,034,583
Municipal Bonds — 183,637 — 183,637
U.S. Treasury Securities 14,312,508 1,861,042 — 16,173,550
Other Financial Instruments
*
Assets:
Foreign Currency Exchange Contracts
Foreign Currency Risk — 9,211 — 9,211
Futures Contracts
Interest Rate Risk 47,538 — — 47,538
Liabilities:
Futures Contracts
Interest Rate Risk (82,164) — — (82,164)
Total $ 18,393,319 $ 41,156,005 $ 9,203 $ 59,558,527
*Other financial instruments include foreign currency exchange contracts and futures.

Ultra Short Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
11 / June 2024
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended June 30, 2024, a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
ULTRA SHORT
BOND FUND
MORTGAGE-
BACKED
SECURITIES TOTAL
Balance as of
April 1, 2024 $ 9,388 $ 9,388
Accrued discounts/premiums (1,313) (1,313)
Realized gain (loss) — —
Change in unrealized appreciation* 1,128 1,128
Purchases — —
Sales — —
Transfers into Level 3** — —
Transfers out of Level 3** — —
Balance as of
June 30, 2024
$ 9,203 $ 9,203
*The change in unrealized appreciation (depreciation) on securities still held at June 30, 2024 was $1,127 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended June 30, 2024.
Significant unobservable valuations inputs for Level 3 investments as of June 30, 2024, are as follows:
ULTRA SHORT BOND FUND
FAIR VALUE AT
6/30/24
VALUATION
TECHNIQUE* UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Mortgage-Backed
Securities-Non-Agency $9,203 Third-Party Vendor Vendor Prices $1.10 $1.10 Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.